ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Abstract]
Unrealized Gain (Loss) on Investments	$ 1,352	$ 772	$ 406
Defined benefit pension plans	1,056	1,082	1,008
Total accumulated other comprehensive income (loss)	296	(310)	(602)
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest	21	13	(8)
Accumulated other comprehensive income (loss)	317	(297)	(610)
Unrealized Gain Loss On Investments [Abstract]
Net unrealized gains (losses) arising during the year	1,013	879	646
(Gains) losses reclassified into net earnings (loss) during the year	91	28	189
Net unrealized gains (losses) on investments	1,104	907	835
Adjustments for policyholders liabilities, DAC and deferred income taxes	524	541	376
Change in unrealized gains (losses), net of adjustments	580	366	459
Change in defined benefits pension plans	26	(74)	(40)
Total other comprehensive income (loss), net of income taxes	606	292	419
Less: Other comprehensive (income) loss attributable to noncontrolling interest	8	21	7
Other Comprehensive Income (Loss) Attributable to AXA Equitable	$ 614	$ 313	$ 426